Financial instruments and risk management - Credit risk - Narrative (Details) £ in Millions, $ in Millions	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Maximum exposure to credit risk	£ 5,445		£ 5,360
Collateral held under agreements	£ 19	$ 23	£ 98	$ 136